PROVISIONS, CONTINGENCIES AND COMMITMENTS - Operating Lease and Other - Narrative (Details) t in Millions, $ in Millions, € in Billions		12 Months Ended
	Sep. 21, 2018 BRL (R$)	Dec. 31, 2018 USD ($) t	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 01, 2018 USD ($)	Nov. 01, 2018 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments recognised as expense		$ 564	$ 542	$ 521
Contingent rents recognised as expense, classified as operating lease		77	42	$ 98
Non-cancellable operating leases		1,869	1,311
Capital commitments		697	878
Other commitments		3,516	1,206
Contractual commitments to sell		201	$ 286
ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitments		171
ArcelorMittal Mexico S.A. de C.V.
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitments		413
Total amount of investment program		$ 1,000
Investment program, term		3 years
Construction capacity (in tonnes) | t		2.5
ArcelorMittal Brasil S.A.
Disclosure of finance lease and operating lease by lessee [line items]
Fine for non-compliance with agreement, maximum | R$	R$ 26,000,000
Property, plant and equipment
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancellable operating leases		$ 778
Buildings
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancellable operating leases		181
Land
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancellable operating leases		871
Other property, plant and equipment
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancellable operating leases		39
Ilva
Disclosure of finance lease and operating lease by lessee [line items]
Capital commitments		1,439			$ 1,400	€ 1.3
Environmental capital expenditure commitments		$ 917			$ 900	€ 0.8